Dividends on Ordinary Capital (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Dividends on Ordinary Capital

	€ million	€ million	€ million
Dividends on ordinary capital during the year	2020	2019	2018
PLC dividends	(1,911)	(1,871)	(1,819)
NV dividends (a)	(2,389)	(2,352)	(2,262)
	(4,300)	(4,223)	(4,081)

(a)	Amount relates to NV dividends paid prior to Unification.